Benefit Plans (Details 4) (Restricted Stock Awards [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Stock Awards [Member]
Activities for unvested restricted stock awards
Number of awards, granted	238
Number of awards, vested	(508)
Number of awards, forfeited	(148)
Number of awards unvested, beginning balance	1,146
Number of awards unvested, ending balance	728
Weighted-average grant-date fair value unvested, beginning balance	$ 6.97
Weighted-average grant-date fair value, granted	$ 13.73
Weighted-average grant-date fair value, vested	$ 6.91
Weighted-average grant-date fair value, forfeited	$ 6.41
Weighted-average grant-date fair value unvested, ending balance	$ 9.31